Long-term Borrowings, Capital Lease Obligations and License Agreements - 2013 Senior Notes (Details) - USD ($)	Jul. 01, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2013
Long-Term Borrowings
Amount outstanding, net of discount and debt issuance costs		$ 3,150,999,000	$ 3,360,255,000
2013 Notes
Long-Term Borrowings
Fees associated with the issuance					$ 8,900,000
Discount on issuance					4,300,000
2.375% Senior Notes due June 1, 2018
Long-Term Borrowings
Principal amount					$ 550,000,000
Stated interest rate (as a percent)		2.375%	2.375%		2.375%
Amount outstanding, net of discount and debt issuance costs		$ 549,532,000	$ 548,615,000
3.750% Senior Notes due June 1, 2023
Long-Term Borrowings
Principal amount					$ 550,000,000
Stated interest rate (as a percent)		3.75%	3.75%	3.75%	3.75%
Amount outstanding, net of discount and debt issuance costs		$ 544,780,000	$ 543,947,000
NetSpend, Inc.
Long-Term Borrowings
Purchase price of acquisition	$ 1,400,000,000